Columbia Large Growth Quantitative Fund
Prospectus Supplement – July 1, 2011 to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Large Growth Quantitative Fund	11/29/2010

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Large Growth Quantitative Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Large Growth Quantitative Fund	Columbia Large Growth Quantitative Fund Class A	Columbia Large Growth Quantitative Fund Class B	Columbia Large Growth Quantitative Fund Class C	Columbia Large Growth Quantitative Fund Class I	Columbia Large Growth Quantitative Fund Class R	Columbia Large Growth Quantitative Fund Class R4	Columbia Large Growth Quantitative Fund Class W	Columbia Large Growth Quantitative Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees			0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	0.25%	none
Other expenses			0.36%	0.36%	0.36%	0.10%	0.36%	0.40%	0.36%	0.36%
Total annual fund operating expenses			1.29%	2.04%	2.04%	0.78%	1.54%	1.08%	1.29%	1.04%
Less: Fee waiver/expense reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.27%	2.02%	2.02%	0.78%	1.52%	1.08%	1.27%	1.02%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until Nov. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.52% for Class R, 1.12% for Class R4, 1.27% for Class W and 1.02% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Large Growth Quantitative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	697	959	1,241	2,045
Class B	Class B (if shares are redeemed)	705	938	1,297	2,179
Class C	Class C (if shares are redeemed)	305	638	1,097	2,372
Class I	Class I (whether or not shares are redeemed)	80	249	434	970
Class R	Class R (whether or not shares are redeemed)	155	485	839	1,838
Class R4	Class R4 (whether or not shares are redeemed)	110	344	596	1,322
Class W	Class W (whether or not shares are redeemed)	129	407	707	1,560
Class Z	Class Z (whether or not shares are redeemed)	104	329	573	1,274

Expense Example, No Redemption Columbia Large Growth Quantitative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	205	638	1,097	2,179
Class C	Class C (if shares are not redeemed)	205	638	1,097	2,372